Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2060 Fund
(the “Fund”)
(Class A, Class C and Class I Shares)
(a series of JPMorgan Trust I)

Supplement dated July 15, 2019
to the Summary Prospectus and Prospectus
dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Index will be removed and the Lipper Mixed-Asset Target 2060 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2060+ Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2060 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Life of Fund (since 8/31/16)
CLASS A SHARES
Return Before Taxes	16.12%	13.33%
Return After Taxes on Distributions	15.44	12.52
Return After Taxes on Distributions and Sale of Fund Shares	9.38	9.98

CLASS C SHARES
Return Before Taxes	19.84	16.60

CLASS I SHARES
Return Before Taxes	21.84	17.50

S&P TARGET DATE 2060+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.75	17.59

LIPPER MIXED-ASSET TARGET 2060 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	21.03	16.93

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2060+ Index was changed. Prior to 6/1/17, the S&P Target Date 2060+ Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2060+ Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2060 Funds Average.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

JPMorgan SmartRetirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN SMARTRETIREMENT FUNDS

JPMorgan SmartRetirement® 2060 Fund
(the “Fund”)
(Class A, Class C and Class I Shares)
(a series of JPMorgan Trust I)

Supplement dated July 15, 2019
to the Summary Prospectus and Prospectus
dated November 1, 2018, as supplemented

CHANGE IN BENCHMARK. Effective immediately, the Fund will change one of its benchmarks. The Lipper Mixed-Asset Target 2055+ Funds Index will be removed and the Lipper Mixed-Asset Target 2060 Funds Average will be added.

The first paragraph of “The Fund’s Past Performance” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Summary Prospectus and Prospectus are revised with the following:

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class A Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. It compares that performance to the S&P Target Date 2060+ Index, a broad-based securities market index, and the Lipper Mixed-Asset Target 2060 Funds Average, an index based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the fees and expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)

	Past 1 Year	Life of Fund (since 8/31/16)
CLASS A SHARES
Return Before Taxes	16.12%	13.33%
Return After Taxes on Distributions	15.44	12.52
Return After Taxes on Distributions and Sale of Fund Shares	9.38	9.98

CLASS C SHARES
Return Before Taxes	19.84	16.60

CLASS I SHARES
Return Before Taxes	21.84	17.50

S&P TARGET DATE 2060+ INDEX[1]
(Reflects No Deduction for Fees, Expenses or Taxes)	20.75	17.59

LIPPER MIXED-ASSET TARGET 2060 FUNDS AVERAGE[2]
(Reflects No Deduction for Taxes)	21.03	16.93

1
On 6/1/17, the methodology used to calculate the S&P Target Date 2060+ Index was changed. Prior to 6/1/17, the S&P Target Date 2060+ Index was comprised of ETFs, adjusted to remove the impact of ETF fees. Effective 6/1/17, the S&P Target Date 2060+ Index is comprised of underlying indices of securities.

2	Effective July 15, 2019, the Fund’s benchmark changed from the Lipper Mixed-Asset Target 2055+ Funds Index to the Lipper Mixed-Asset Target 2060 Funds Average.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE